Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | U.S. Treasury 05/31/2026 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Gaci First Investment Co. 10/13/2032 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | A&D Mortgage Trust 07/25/2069 6.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | CMS Energy Corp. 11/15/2025 3.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Bank of America Corp. 03/22/2031 0.694% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Angel Oak Mortgage Trust 11/25/2067 4.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Exeter Automobile Receivables Trust 07/17/2028 2.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | JPMorgan Chase & Co. 07/25/2031 1.001% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Pagaya AI Debt Grantor Trust 10/15/2031 7.270% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Residential Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Asset-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | U.S. Treasury 05/31/2026 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Gaci First Investment Co. 10/13/2032 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | A&D Mortgage Trust 07/25/2069 6.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | CMS Energy Corp. 11/15/2025 3.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Bank of America Corp. 03/22/2031 0.694% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Angel Oak Mortgage Trust 11/25/2067 4.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Exeter Automobile Receivables Trust 07/17/2028 2.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | JPMorgan Chase & Co. 07/25/2031 1.001% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Pagaya AI Debt Grantor Trust 10/15/2031 7.270% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Residential Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Asset-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | U.S. Treasury 05/31/2026 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Gaci First Investment Co. 10/13/2032 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | A&D Mortgage Trust 07/25/2069 6.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | CMS Energy Corp. 11/15/2025 3.600% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Bank of America Corp. 03/22/2031 0.694% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Angel Oak Mortgage Trust 11/25/2067 4.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Exeter Automobile Receivables Trust 07/17/2028 2.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | JPMorgan Chase & Co. 07/25/2031 1.001% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Pagaya AI Debt Grantor Trust 10/15/2031 7.270% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Residential Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Asset-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%